Nature of the business	12 Months Ended
Dec. 31, 2014
Nature Of Business [Abstract]
Nature of the business
Nature of the business
Validus Holdings, Ltd. (together with its wholly and majority owned subsidiaries, the “Company”) was incorporated under the laws of Bermuda on October 19, 2005. The Company provides reinsurance coverage, insurance coverage and insurance linked securities management through four distinct global operating segments, Validus Re, AlphaCat, Talbot and Western World. Validus Re is a Bermuda-based reinsurance segment focused on short-tail lines of reinsurance. AlphaCat is a Bermuda-based investment adviser, managing capital from third parties and the Company in insurance linked securities and other investments in the property catastrophe reinsurance space. Talbot is a specialty insurance segment, primarily operating within the Lloyd's insurance market through Syndicate 1183. Western World is a U.S. based specialty excess and surplus lines insurance segment.
On November 30, 2012, pursuant to a merger agreement, the Company acquired all of the outstanding common shares of Flagstone Reinsurance Holdings, S.A. ("Flagstone") in exchange for 0.1935 Company common shares and $2.00 cash per Flagstone common share (the "Flagstone Acquisition"). For segmental reporting purposes, the results of Flagstone’s operations since the acquisition date have been included within the Validus Re segment in the Consolidated Financial Statements. Refer to Note 5 "Business combinations" for further information.
On October 9, 2013, the Company completed the sale of its wholly-owned Cyprus-domiciled subsidiary, Flagstone Alliance Insurance and Reinsurance plc for net cash proceeds of $21,400.
On October 2, 2014, the Company acquired all of the outstanding shares of Western World Insurance Group Inc. ("Western World"), a U.S. based specialty excess and surplus lines insurance company. The results of operations for Western World are consolidated from the date of acquisition. Refer to Note 5 "Business combinations" for further information.